Note 28 - Operating Leases	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of leases [text block]
28.

OPERATING LEASES

The Company primarily leases vehicles, warehouses, commercial rooms and industrial equipments.

The future disbursement schedule, already discounted to present value, is presented below, by maturity:

	2018	2017

Less than 1 year	404.0	432.6
Between 1 and 5 years	941.3	1.085.1
More than 5 years	324.9	458.1
	1,670.2	1,975.8

In
2018,
the operating lease expense in the income statement amounted to
R$586.8
(
R$600.7
and
R$483.1
in
2017
and
2016,
respectively).

On
December 31, 2018,
the Company reviewed the information included in this Note and identified the existence of contracts that contain operating lease commitments, substantially related to the arrangements in which the Company has control over the right-of-use asset. Accordingly, the information previously disclosed for the year ended
December 31, 2017
was reviewed in accordance with the Company's assessment.